Commitments (Schedule Of Future Aggregate Minimum Payments) (Details 1) ¥ in Thousands	Dec. 31, 2017 CNY (¥)
2018	¥ 17,117
2019	25,866
2020	38,038
2021	55,916
2022 and after	381,906
Total other commitment	¥ 518,843